Note 12: Common Stock Warrants	12 Months Ended
Dec. 31, 2015
Notes
Note 12: Common Stock Warrants

Note 12:  Common Stock WARRANTs

The following warrants for our common stock were issued and outstanding for the years ending December 31, 2014 and December 31, 2015, respectively:

	December 31, 2014	December 31, 2015
Warrants outstanding at beginning of period	2,340,000	1,340,000
Issued	-	-
Cancelled	(1,000,000)	-
Exercised	-	-
Warrants outstanding at end of period	1,340,000	1,340,000

A detail of warrants outstanding on December 31, 2015 is as follows:

	Number of Warrants	Expiration Date
Exercisable at $0.03 per share	1,340,000	February 1, 2017

The Company used the Black-Scholes option price calculation to calculate the change in value of the warrants using the following assumptions:  risk-free interest rate of 1.5%; volatility of 150%; and various applicable terms.